Subsequent Events (Detail) (USD $)					0 Months Ended		0 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012	Jun. 13, 2014 Subsequent Event	Jun. 15, 2014 Subsequent Event Covidien PLC	Jun. 15, 2014 Covidien PLC Subsequent Event New Medtronic	Jun. 15, 2014 Parent Company [Member] Bridge Loan [Member] Senior Unsecured Bridge Credit Agreement Subsequent Event	Jun. 15, 2014 IrSub Bridge Loan [Member] Senior Unsecured Cash Bridge Credit Agreement Subsequent Event
Subsequent Event [Line Items]
Cash issued per share					$ 35.19
Stock issued per share					0.956
Total consideration					$ 42,900,000,000
Share price				$ 60.70
Ownership percentage						30.00%
Termination fee	68,000,000	142,000,000	231,000,000		850,000,000
Debt term							364 days	60 days
Maximum aggregate principal amount							2,800,000,000	13,500,000,000
Additional capital required					$ 13,500,000,000